Business Combination and Acquisitions Business Combination - Additional Information (Details) - USD ($)											3 Months Ended						9 Months Ended		12 Months Ended
		Aug. 31, 2021	Jul. 16, 2021	May 24, 2021	Apr. 14, 2021	Dec. 18, 2020	Nov. 16, 2020	Nov. 11, 2020	Oct. 18, 2019	Oct. 26, 2018	Sep. 26, 2021	Jun. 27, 2021	Mar. 28, 2021	Sep. 27, 2020	Jun. 28, 2020	Mar. 29, 2020	Sep. 26, 2021	Sep. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 09, 2021
Business Acquisition [Line Items]
Common stock, share issued											115,805,639						115,805,639		115,805,639
Common stock shares subscribed but not issued			24,000,000
Sale of stock issue price per share			$ 10.00
Warrant price per share																						$ 11.50
Common stock shares subscribed but not issued value			$ 240,000
Purchase of warrants (in Shares)																						1
Cash payment of business combination			$ 264,718,000				$ 110,209,000	$ 47,104,000									$ 264,718,000
Business combination additional potential consideration payment								2,000,000
Fair value of additional payment								$ 2,000,000
Intangible assets useful life								20 years
Warrants Expire Date			Jul. 16, 2026
Net sales											$ 159,673,000			$ 133,307,000			513,046,000	$ 365,760,000	$ 504,179,000	$ 368,663,000	$ 137,911,000
Net income											(30,200,000)	$ 23,098,000	$ (2,056,000)	13,543,000	$ 12,509,000	$ 4,852,000	(9,158,000)	30,904,000	32,857,000	561,000	(30,613,000)
Business combination transaction costs	[1]										204,000			$ 137,000			$ 3,415,000	$ 1,301,000
IPO [Member]
Business Acquisition [Line Items]
Warrants expiration term			5 years
Warrant price per share			$ 11.50
Warrants Expire Date			Jul. 16, 2026
Public Warrants [Member] | IPO [Member]
Business Acquisition [Line Items]
Purchase of warrants (in Shares)			8,333,310
Private Placement Warrants [Member] | IPO [Member]
Business Acquisition [Line Items]
Purchase of warrants (in Shares)			4,666,667
A&R FPA
Business Acquisition [Line Items]
Proceeds from issuance of common stock			$ 50,000,000
Warrant price per share			$ 11.50
A&R FPA | Common Stock
Business Acquisition [Line Items]
Common stock, share issued			5,000,000
A&R FPA | Warrant
Business Acquisition [Line Items]
Purchase of warrants (in Shares)			1,666,667
Subscription Agreement [Member] | PIPE Investors
Business Acquisition [Line Items]
Common stock shares subscribed but not issued			24,000,000
Sale of stock issue price per share			$ 10.00
Common stock shares subscribed but not issued value			$ 240,000,000
Empower Sponsor Holdings LLC [Member] | Merger Agreement
Business Acquisition [Line Items]
Business combination contingent consideration shares issuable			2,187,500
Drake Automotive Group LLC [Member]
Business Acquisition [Line Items]
Date of acquisitions								Nov. 11, 2020
Business combination purchase price								$ 49,104,000
Business combination ownership acquired								100.00%
Cash payment of business combination								$ 47,104,000
Business combination earn out payment								2,000,000
Business acquisition intangible assets including goodwill acquired								32,441,000
Business combination additional potential consideration payment								2,000,000
Fair value of additional payment								$ 2,000,000
Net sales																			4,651,000
Net income																			744,000
Business combination transaction costs																			1,408,000
Drake Automotive Group LLC [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets useful life								20 years
Accounts Receivable Acquired								$ 4,155,000
Simpson Performance Products, Inc. [Member]
Business Acquisition [Line Items]
Date of acquisitions							Nov. 16, 2020
Business combination purchase price							$ 117,336,000
Business combination ownership acquired							100.00%
Cash payment of business combination							$ 110,136,000
Business combination earn out payment							7,200,000
Business acquisition intangible assets including goodwill acquired							107,618,000
Business combination additional potential consideration payment							25,000,000
Fair value of additional payment							7,200,000						24,373,000
Business combination contingent consideration adjustment													$ 17,173,000
Accounts Receivable Acquired							3,894,000
Net sales																			7,195,000,000
Net income																			1,572,000
Business combination transaction costs																			$ 2,747,000
Simpson Performance Products, Inc. [Member] | Empower Funding LLC [Member]
Business Acquisition [Line Items]
Business acquisition intangible assets including goodwill acquired							106,775,000
Simpson Performance Products, Inc. [Member] | Forward Purchase Agreement [Member]
Business Acquisition [Line Items]
Business combination purchase price							$ 117,409,000
Simpson Performance Products, Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets useful life																	20 years		20 years
Simpson Performance Products, Inc. [Member] | Patents [Member]
Business Acquisition [Line Items]
Intangible assets useful life							10 years
Detroit Speed, Inc. [Member]
Business Acquisition [Line Items]
Date of acquisitions						Dec. 18, 2020
Business combination purchase price						$ 11,297,000
Cash payment of business combination						9,297,000
Unit issued for business combination						2,000,000
Business acquisition intangible assets including goodwill acquired						4,323,000
Accounts Receivable Acquired						$ 418,000
Net sales																			$ 281,000
Net income																			90,000
Business combination transaction costs																			$ 459,000
Detroit Speed, Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets useful life						10 years
Advance Engine Management Inc. [Member]
Business Acquisition [Line Items]
Date of acquisitions					Apr. 14, 2021
Cash payment of business combination					$ 51,243,000
Business acquisition intangible assets including goodwill acquired					44,906,000
Net sales											5,904,000						$ 11,341,000
Net income											896,000						1,583,000
Business combination transaction costs expensed											$ 46,000						$ 2,251,000
Accounts Receivable Acquired					$ 3,454,000
Advance Engine Management Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets useful life					20 years
Advance Engine Management Inc. [Member] | Patents [Member]
Business Acquisition [Line Items]
Intangible assets useful life					13 years
Finspeed LLC [Member]
Business Acquisition [Line Items]
Date of acquisitions				May 24, 2021
Cash payment of business combination				$ 2,505,000
Business combination intangible assets				$ 268,000
Classic Instruments LLC [Member]
Business Acquisition [Line Items]
Date of acquisitions		Aug. 31, 2021
Cash payment of business combination		$ 6,120,000
Business acquisition intangible assets including goodwill acquired		$ 4,912,000
Holley Parent Holdings LLC | Merger Agreement
Business Acquisition [Line Items]
Common stock, share issued			67,673,884
Sale of stock issue price per share			$ 10.00
Cash payment of business combination			$ 264,718,000
Range Technologies Inc [Member]
Business Acquisition [Line Items]
Business combination purchase price									$ 7,239,000
Business combination ownership acquired									100.00%
Cash payment of business combination									$ 7,239,000
Business acquisition intangible assets including goodwill acquired									8,277,000
Accounts Receivable Acquired									$ 94,000
Net sales																				702,000
Net income																				386,000
Business combination transaction costs																				$ 149,000
Range Technologies Inc [Member] | Technology Intangible [Member]
Business Acquisition [Line Items]
Intangible assets useful life									14 years
HPI [Member]
Business Acquisition [Line Items]
Business combination purchase price										$ 599,857,000
Business combination ownership acquired										100.00%
Cash payment of business combination										$ 5,554,000
Business acquisition intangible assets including goodwill acquired										513,460,000
Business combination additional potential consideration payment										20,000,000
Accounts Receivable Acquired										25,242,000
Net sales																					52,200,000
Net income																					30,900,000
Business combination transaction costs																					$ 19,417,000
HPI [Member] | Empower Class A Common Stock [Member]
Business Acquisition [Line Items]
Cash payment of business combination										$ 594,303,000
HPI [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets useful life										25 years
HPI [Member] | Technology Intangible [Member]
Business Acquisition [Line Items]
Intangible assets useful life										5 years

[1]	Includes professional fees for legal, accounting, consulting, administrative, and other professional services directly attributable to potential acquisitions.